Fees Summary	Jun. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 975,344.40
Total Fee Amount	134.69
Total Offset Amount	0.00
Net Fee	$ 134.69
Offering Table N/A
Offset Table N/A	N/A